Acquisition Contract Liabilities (Details Narrative) $ in Millions	Mar. 25, 2019 USD ($)
Monte Carlo Simulation Model [Member] | Measurement Input, Discount Rate [Member]
Business Acquisition [Line Items]
Derivative liability measuremnet input	6.0
Cutanea Life Sciences, Inc. [Member]
Business Acquisition [Line Items]
Equity interest in acquiree, percentage	100.00%
Non-interest bearing start-up cost financing	$ 1.7
Sale of equity estimated profits contingent consideration	6.5
Cutanea Life Sciences, Inc. [Member] | Share Purchase Agreement [Member]
Business Acquisition [Line Items]
Start-up cost financing	$ 7.3
Biofrontera AG [Member]
Business Acquisition [Line Items]
Equity interest in acquiree, percentage	29.90%
Maruho Co, Ltd. [Member]
Business Acquisition [Line Items]
Start-up cost financing interest rate	6.00%
Start-up cost financing term	57 months
Start-up cost financing maturity date	Dec. 31, 2023